SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Diluted weighted average ordinary shares outstandings (in shares)	5,207,843
Basic net (loss) per ordinary share (in dollar per share)	$ 0.79
TKB CRITICAL TECHNOLOGIES 1
Allocation of net income, as adjusted	$ 8,644,188	$ 11,245,341
TKB CRITICAL TECHNOLOGIES 1 | Class A Ordinary Shares
Allocation of net income, as adjusted	$ 4,544,373	$ 8,996,273
Basic weighted average ordinary shares outstanding (in shares)	5,772,549	23,000,000
Diluted weighted average ordinary shares outstandings (in shares)	5,772,549	23,000,000
Basic net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39
Diluted net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39
TKB CRITICAL TECHNOLOGIES 1 | Class B Ordinary Shares
Allocation of net income, as adjusted	$ 4,099,815	$ 2,249,068
Basic weighted average ordinary shares outstanding (in shares)	5,207,843	5,750,000
Diluted weighted average ordinary shares outstandings (in shares)	5,207,843	5,750,000
Basic net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39
Diluted net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39